INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2019
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2019	2018
Deferred income tax assets:	$5,410,000	$3,360,000
Valuation allowance	(5,410,000)	(3,360,000)
Net total	$-	$-